Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Contractual Commitments

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a) (b)	$1,407.8	$1,441.6	$985.5	$371.8	$4,206.7
Energy and Capacity Purchase Contracts	215.5	437.1	439.1	1,740.2	2,831.9
Total	$1,623.3	$1,878.7	$1,424.6	$2,112.0	$7,038.6

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)	Excludes approximately $1.1 billion of fuel purchase contracts related to plants Held for Sale. See Note 7.

Maximum Future Payments for Letters of Credit Uncommitted Facilities

Company	Amount	Maturity
	(in millions)
AEP	$149.7	January 2017 to February 2018
OPCo	0.6	September 2017

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit	Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$291.4	$294.7	March 2017 to July 2017
APCo	104.4	105.6	March 2017
I&M	77.0	77.9	March 2017

Appalachian Power Co [Member]
Contractual Commitments

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)	Excludes approximately $1.1 billion of fuel purchase contracts related to plants Held for Sale. See Note 7.

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$491.5	$433.8	$415.0	$1.2	$1,341.5
Energy and Capacity Purchase Contracts	33.4	68.9	72.4	430.7	605.4
Total	$524.9	$502.7	$487.4	$431.9	$1,946.9

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit	Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$291.4	$294.7	March 2017 to July 2017
APCo	104.4	105.6	March 2017
I&M	77.0	77.9	March 2017

Indiana Michigan Power Co [Member]
Contractual Commitments

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)	Excludes approximately $1.1 billion of fuel purchase contracts related to plants Held for Sale. See Note 7.

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$292.7	$277.8	$221.9	$266.1	$1,058.5
Energy and Capacity Purchase Contracts	118.5	247.7	249.5	497.5	1,113.2
Total	$411.2	$525.5	$471.4	$763.6	$2,171.7

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit	Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$291.4	$294.7	March 2017 to July 2017
APCo	104.4	105.6	March 2017
I&M	77.0	77.9	March 2017

Ohio Power Co [Member]
Contractual Commitments

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)	Excludes approximately $1.1 billion of fuel purchase contracts related to plants Held for Sale. See Note 7.

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$27.1	$55.9	$58.6	$442.6	$584.2
Total	$27.1	$55.9	$58.6	$442.6	$584.2

Maximum Future Payments for Letters of Credit Uncommitted Facilities

Company	Amount	Maturity
	(in millions)
AEP	$149.7	January 2017 to February 2018
OPCo	0.6	September 2017

Public Service Co Of Oklahoma [Member]
Contractual Commitments

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$63.9	$55.5	$29.8	$14.9	$164.1
Energy and Capacity Purchase Contracts	90.6	181.7	179.9	282.3	734.5
Total	$154.5	$237.2	$209.7	$297.2	$898.6

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)	Excludes approximately $1.1 billion of fuel purchase contracts related to plants Held for Sale. See Note 7.

Southwestern Electric Power Co [Member]
Contractual Commitments

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$98.4	$139.7	$69.7	$22.6	$330.4
Energy and Capacity Purchase Contracts	32.6	66.6	62.5	175.9	337.6
Total	$131.0	$206.3	$132.2	$198.5	$668.0

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)	Excludes approximately $1.1 billion of fuel purchase contracts related to plants Held for Sale. See Note 7.